Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Reinsurance Disclosures [Abstract]
Ceded reinsurance
Assumed, ceded and net amounts for the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2017
Assumed	$5,587,894	$5,471,546	$4,458,290
Ceded	467,968	446,565	617,308
Net	$5,119,926	$5,024,981	$3,840,982

2016
Assumed	$5,356,942	$5,343,831	$3,412,648
Ceded	403,472	374,235	164,557
Net	$4,953,470	$4,969,596	$3,248,091

2015
Assumed	$5,547,525	$5,570,321	$3,215,665
Ceded	317,977	301,143	58,245
Net	$5,229,548	$5,269,178	$3,157,420